Provisions (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Provisions ending balance	€ 2
Provisions for litigation
Disclosure of other provisions [line items]
Provisions beginning balance	0
Provisions for risks
Disclosure of other provisions [line items]
Provisions beginning balance	0
Additions	2
Provisions ending balance	2
Total Provisions
Disclosure of other provisions [line items]
Provisions beginning balance	0
Additions	2
Provisions ending balance	€ 2